Financial Instruments and Risk Management - Schedule of Foreign Currency Against the Functional Currencies (Details) - USD ($)	9 Months Ended
	Jul. 31, 2026	Oct. 31, 2025	Jul. 31, 2025	Oct. 31, 2024
Schedule of Foreign Currency Against the Functional Currencies [Line Items]
Cash and cash equivalents	$ (12,035,210)	$ (3,923,058)	$ (3,495,338)	$ (6,573,813)
Accounts payable and accrued liabilities	718,779	682,163
Due to related parties	69,685	$ 60,232
Foreign Exchange Rate Risk [Member]
Schedule of Foreign Currency Against the Functional Currencies [Line Items]
Cash and cash equivalents	118,409
Other receivables	149,643
Accounts payable and accrued liabilities	(82,726)
Due to related parties	(69,685)
Total foreign currency financial assets and liabilities	115,641
Impact of a 10% strengthening or weakening of foreign exchange rate	$ 11,564